Warrants Liability - Schedule of Warrants Classified as Derivative Financial Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants Classified as Derivative Financial Liabilities [Line Items]
Balance, Number of Warrants		2,250,000	1,836,150
Balance, value		$ 3,163,115	$ 1,638,808
Subscription Warrants issued – March 2024, Number of Warrants	[1]		2,250,000
Subscription Warrants issued – March 2024, value	[1]		$ 1,193,632
Warrants exercised, Number of Warrants		(2,250,000)	(1,836,150)
Warrants exercised, value		$ (13,727,590)	$ (1,784,361)
Fair value revaluation of warrants liability, Number of Warrants	[1],[2]
Fair value revaluation of warrants liability, value	[1],[2]	$ 10,564,475	$ 2,115,036
Balance, Number of Warrants			2,250,000
Balance, value			$ 3,163,115
Current portion, Number of Warrants			(2,250,000)
Current portion, value			$ (3,163,115)
Long-term portion, Number of Warrants
Long-term portion, value

[1]	Subscription Warrants – March 2024 Offering On March 4, 2024, the Company closed a strategic investment by a single purchaser on a non-brokered private placement (the “March 2024 Offering”) of C$18,900,000 ($13,925,729). The March 2024 Offering consisted of the sale of 4,500,000 Units at a price of C$4.20 per Unit. Each Unit was comprised of one common share in the capital of the Company (“Common Share”) and one-half of one common share purchase warrant (each whole common share purchase warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one Common Share, subject to standard anti-dilution provisions, at a price of $5.01 until March 4, 2027, however the Company has the right to accelerate the expiry of the Subscription Warrants in the event that the Company’s closing price on the TSXV remains equal to or higher than $6.00 for 20 consecutive trading days following the date that is 24 months after the Closing Date, the Company may accelerate the Warrant Term to the date which is 30 trading days following the date a notice is provided to holders of Warrants and a press release is issued by the Company announcing the accelerated Warrant Term.
[2]	Subscription Warrants – October 2022 Offering On October 25, 2022, the Company closed a Bought Deal Offering (the “October 2022 Offering”) of C$10,762,650 ($7,890,716), conducted by a syndicate of underwriters, and consisted of the sale of 4,783,400 Units at a price of C$2.25 per Unit. Each Unit consisted of one common share of CML and one-half share purchase warrant of CML (each whole warrant, a “Subscription Warrant”). Each Subscription Warrant has an exercise price of C$3.25 with an expiry date on April 25, 2024.